Quarterly Holdings Report
for
Fidelity® Blue Chip Growth ETF
April 30, 2023
GTF-NPRT3-0623
1.9897897.102
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.0%
Entertainment - 2.8%
Activision Blizzard, Inc.	2,484	193,032
Bilibili, Inc. ADR (a)	14,414	293,469
Endeavor Group Holdings, Inc. (a)	751	19,361
Netflix, Inc. (a)	29,617	9,771,537
Sea Ltd. ADR (a)	44,394	3,381,491
Take-Two Interactive Software, Inc. (a)	1,622	201,598
		13,860,488
Interactive Media & Services - 11.1%
Alphabet, Inc. Class A (a)	260,402	27,951,551
Meta Platforms, Inc. Class A (a)	89,130	21,419,722
Pinterest, Inc. Class A (a)	60	1,380
Snap, Inc. Class A (a)	691,491	6,022,887
		55,395,540
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	3,571	513,867
TOTAL COMMUNICATION SERVICES		69,769,895
CONSUMER DISCRETIONARY - 22.3%
Automobile Components - 0.1%
Aptiv PLC (a)	3,382	347,873
Mobileye Global, Inc.	48	1,807
		349,680
Automobiles - 2.7%
Rivian Automotive, Inc. (a)	94,571	1,212,400
Tesla, Inc. (a)	75,819	12,457,820
		13,670,220
Broadline Retail - 7.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	22,058	1,868,092
Amazon.com, Inc. (a)	347,147	36,606,651
JD.com, Inc. sponsored ADR	192	6,858
Ollie's Bargain Outlet Holdings, Inc. (a)	9,470	617,918
PDD Holdings, Inc. ADR (a)	92	6,270
		39,105,789
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	8,367	381,452
Hotels, Restaurants & Leisure - 3.4%
Airbnb, Inc. Class A (a)	40,139	4,803,434
Caesars Entertainment, Inc. (a)	50,951	2,307,571
Chipotle Mexican Grill, Inc. (a)	295	609,948
Draftkings Holdings, Inc.	9,755	213,732
Hilton Worldwide Holdings, Inc.	8,995	1,295,460
Marriott International, Inc. Class A	15,593	2,640,519
McDonald's Corp.	642	189,872
Penn Entertainment, Inc. (a)	73,765	2,197,459
Restaurant Brands International, Inc.	5,026	352,341
Starbucks Corp.	8,177	934,549
Sweetgreen, Inc. Class A (a)	68,986	547,749
Trip.com Group Ltd. ADR (a)	10,315	366,286
Yum China Holdings, Inc.	4,415	270,110
Yum! Brands, Inc.	1,279	179,802
		16,908,832
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)	35,834	318,206
Specialty Retail - 4.5%
American Eagle Outfitters, Inc.	159,650	2,137,714
Bath & Body Works, Inc.	5,312	186,451
Five Below, Inc. (a)	11,073	2,185,367
Foot Locker, Inc.	21,576	905,976
Lowe's Companies, Inc.	44,027	9,150,131
RH (a)	9,540	2,433,940
TJX Companies, Inc.	39,108	3,082,493
Victoria's Secret & Co. (a)	35,806	1,110,344
Warby Parker, Inc. (a)	75,041	790,182
Wayfair LLC Class A (a)	6,946	241,929
Williams-Sonoma, Inc.	2,344	283,718
		22,508,245
Textiles, Apparel & Luxury Goods - 3.5%
Capri Holdings Ltd. (a)	40,713	1,689,590
Crocs, Inc. (a)	15,634	1,933,457
Deckers Outdoor Corp. (a)	3,623	1,736,649
lululemon athletica, Inc. (a)	13,157	4,998,739
NIKE, Inc. Class B	54,004	6,843,387
On Holding AG (a)	8,397	272,483
		17,474,305
TOTAL CONSUMER DISCRETIONARY		110,716,729
CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (a)	2,732	867,437
Celsius Holdings, Inc. (a)	46,962	4,488,158
Constellation Brands, Inc. Class A (sub. vtg.)	898	206,064
		5,561,659
Consumer Staples Distribution & Retail - 1.1%
Dollar Tree, Inc. (a)	28,874	4,438,223
Target Corp.	2,414	380,809
Walmart, Inc.	2,771	418,338
		5,237,370
Household Products - 0.1%
Procter & Gamble Co.	3,034	474,457
TOTAL CONSUMER STAPLES		11,273,486
ENERGY - 3.6%
Energy Equipment & Services - 0.1%
Halliburton Co.	14,109	462,070
Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp. (a)	13,548	311,469
Cenovus Energy, Inc. (Canada)	22,273	373,833
Cheniere Energy, Inc.	2,710	414,630
Denbury, Inc. (a)	9,080	847,890
Devon Energy Corp.	15,697	838,691
Diamondback Energy, Inc.	16,419	2,334,782
EOG Resources, Inc.	21,997	2,627,982
Exxon Mobil Corp.	15,823	1,872,494
Hess Corp.	26,139	3,791,723
Marathon Oil Corp.	26,458	639,225
Northern Oil & Gas, Inc.	4,838	160,476
Occidental Petroleum Corp.	23,027	1,416,851
Pioneer Natural Resources Co.	9,146	1,989,712
		17,619,758
TOTAL ENERGY		18,081,828
FINANCIALS - 2.8%
Banks - 0.2%
Wells Fargo & Co.	20,886	830,219
Consumer Finance - 0.6%
American Express Co.	17,352	2,799,572
Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	764	251,012
Block, Inc. Class A (a)	18,209	1,106,925
MasterCard, Inc. Class A	18,351	6,973,931
PayPal Holdings, Inc. (a)	4,081	310,156
Visa, Inc. Class A	6,942	1,615,612
		10,257,636
TOTAL FINANCIALS		13,887,427
HEALTH CARE - 9.6%
Biotechnology - 1.2%
Alnylam Pharmaceuticals, Inc. (a)	8,580	1,709,136
Arcutis Biotherapeutics, Inc. (a)	3,815	52,800
Argenx SE ADR (a)	1,353	524,802
Ascendis Pharma A/S sponsored ADR (a)	1,787	125,019
Generation Bio Co. (a)	881	4,335
Karuna Therapeutics, Inc. (a)	2,108	418,312
Regeneron Pharmaceuticals, Inc. (a)	2,138	1,714,227
Vertex Pharmaceuticals, Inc. (a)	3,817	1,300,566
		5,849,197
Health Care Equipment & Supplies - 1.9%
Axonics Modulation Technologies, Inc. (a)	7,415	426,066
Boston Scientific Corp. (a)	27,993	1,458,995
DexCom, Inc. (a)	30,464	3,696,502
Insulet Corp. (a)	3,979	1,265,481
Shockwave Medical, Inc. (a)	5,765	1,672,772
Stryker Corp.	2,630	788,080
		9,307,896
Health Care Providers & Services - 2.5%
agilon health, Inc. (a)	2,609	63,320
Alignment Healthcare, Inc. (a)	7,617	47,911
Cigna Group	12	3,039
Elevance Health, Inc.	4	1,875
Guardant Health, Inc. (a)	29,521	665,994
Humana, Inc.	3,939	2,089,600
Surgery Partners, Inc. (a)	4,448	176,408
UnitedHealth Group, Inc.	19,246	9,470,764
		12,518,911
Health Care Technology - 0.0%
Certara, Inc. (a)	4,174	100,886
Life Sciences Tools & Services - 0.7%
Danaher Corp.	7,417	1,757,161
ICON PLC (a)	1,176	226,603
Olink Holding AB ADR (a)	7,693	165,938
Seer, Inc. (a)	805	2,689
Thermo Fisher Scientific, Inc.	2,793	1,549,836
		3,702,227
Pharmaceuticals - 3.3%
AstraZeneca PLC sponsored ADR	2,664	195,058
Eli Lilly & Co.	22,670	8,974,146
Novo Nordisk A/S Series B sponsored ADR	16,057	2,682,964
Zoetis, Inc. Class A	24,616	4,327,000
		16,179,168
TOTAL HEALTH CARE		47,658,285
INDUSTRIALS - 3.9%
Aerospace & Defense - 0.8%
Howmet Aerospace, Inc.	15,522	687,469
L3Harris Technologies, Inc.	1,633	318,680
Lockheed Martin Corp.	890	413,361
Northrop Grumman Corp.	540	249,086
The Boeing Co. (a)	10,257	2,120,942
TransDigm Group, Inc.	307	234,855
		4,024,393
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	40,274	524,770
Electrical Equipment - 0.1%
Acuity Brands, Inc.	1,785	280,923
Ground Transportation - 2.6%
Avis Budget Group, Inc. (a)	2,831	500,153
Bird Global, Inc. Class A (a)	137,049	18,556
Hertz Global Holdings, Inc. (a)	20,348	339,405
Lyft, Inc. (a)	217,916	2,233,639
Uber Technologies, Inc. (a)	319,799	9,929,759
		13,021,512
Machinery - 0.1%
Deere & Co.	952	359,875
Passenger Airlines - 0.2%
Delta Air Lines, Inc. (a)	14,905	511,391
United Airlines Holdings, Inc. (a)	16,017	701,545
		1,212,936
TOTAL INDUSTRIALS		19,424,409
INFORMATION TECHNOLOGY - 40.6%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	1,129	180,821
Cisco Systems, Inc.	3,970	187,583
		368,404
IT Services - 0.6%
MongoDB, Inc. Class A (a)	3,152	756,354
Okta, Inc. (a)	17,838	1,222,438
Snowflake, Inc. (a)	3,009	445,573
Twilio, Inc. Class A (a)	9,133	480,487
		2,904,852
Semiconductors & Semiconductor Equipment - 15.9%
Advanced Micro Devices, Inc. (a)	43,678	3,903,503
ASML Holding NV (depository receipt)	1,208	769,327
Cirrus Logic, Inc. (a)	8,743	750,062
Enphase Energy, Inc. (a)	2,510	412,142
GlobalFoundries, Inc. (a)	58,352	3,431,098
Lam Research Corp.	89	46,643
Marvell Technology, Inc.	298,785	11,796,032
Monolithic Power Systems, Inc.	3,104	1,433,955
NVIDIA Corp.	145,091	40,261,302
NXP Semiconductors NV	48,928	8,011,471
onsemi (a)	50,869	3,660,533
Skyworks Solutions, Inc.	1,648	174,523
SolarEdge Technologies, Inc. (a)	1,216	347,326
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	29,419	2,480,022
Teradyne, Inc.	17,972	1,642,281
		79,120,220
Software - 13.1%
Adobe, Inc. (a)	1,286	485,542
Bill Holdings, Inc. (a)	8,545	656,341
Datadog, Inc. Class A (a)	9,382	632,159
HubSpot, Inc. (a)	5,366	2,258,818
Intuit, Inc.	4,717	2,094,112
Microsoft Corp.	163,772	50,320,585
Oracle Corp.	2,464	233,390
Paycom Software, Inc. (a)	3,008	873,433
Salesforce, Inc. (a)	26,018	5,161,191
ServiceNow, Inc. (a)	2,191	1,006,589
Splunk, Inc. (a)	6,987	602,559
Workday, Inc. Class A (a)	995	185,209
Zoom Video Communications, Inc. Class A (a)	11,135	684,023
		65,193,951
Technology Hardware, Storage & Peripherals - 10.9%
Apple, Inc.	319,799	54,263,485
TOTAL INFORMATION TECHNOLOGY		201,850,912
MATERIALS - 0.6%
Chemicals - 0.1%
Linde PLC	663	244,945
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	70,705	2,680,427
TOTAL MATERIALS		2,925,372
UTILITIES - 0.0%
Electric Utilities - 0.0%
NextEra Energy, Inc.	2,521	193,184
TOTAL COMMON STOCKS (Cost $486,048,211)		495,781,527

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $486,048,211)	495,781,527
NET OTHER ASSETS (LIABILITIES) - 0.3%	1,719,660
NET ASSETS - 100.0%	497,501,187

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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